Provisions - Narrative (Details) £ in Millions	12 Months Ended
	Mar. 31, 2026 GBP (£) site	Mar. 31, 2025 GBP (£)	Mar. 31, 2024 GBP (£)
Disclosure of other provisions [line items]
Weighted average duration of cash flows		10 years
Other provisions	£ 2,761	£ 3,049	£ 3,109
Increase (decrease) through transfers and other changes, other provisions	178
Other environment related provision
Disclosure of other provisions [line items]
Other provisions	2,093	2,172	2,418
Increase (decrease) through transfers and other changes, other provisions	£ 0
Other environment related provision | US
Disclosure of other provisions [line items]
Number of Superfund sites | site	2
Weighted average duration of cash flows	9 years
Other provisions	£ 2,011	2,065
Liability for claims and claims adjustment
Disclosure of other provisions [line items]
Other provisions	167	172
Liability for interconnector excess revenues
Disclosure of other provisions [line items]
Other provisions	0	159
Liability for emission provisions
Disclosure of other provisions [line items]
Other provisions	80	39
Other
Disclosure of other provisions [line items]
Other provisions	360	£ 478	£ 338
Increase (decrease) through transfers and other changes, other provisions	£ 178